Leasing Arrangements	12 Months Ended
Dec. 31, 2015
Leasing Arrangements

Note 6

Leasing Arrangements

As Lessor

We are the lessor in leveraged and direct financing lease agreements for commercial aircraft and power generating facilities, which comprise the majority of our leasing portfolio along with telecommunications equipment, commercial real estate property and other equipment. These leases have remaining terms of up to 23 years as of December 31, 2015. In addition, we lease space on certain of our cell towers to other wireless carriers. Minimum lease payments receivable represent unpaid rentals, less principal and interest on third-party nonrecourse debt relating to leveraged lease transactions. Since we have no general liability for this debt, which is secured by a senior security interest in the leased equipment and rentals, the related principal and interest have been offset against the minimum lease payments. All recourse debt is reflected in our consolidated balance sheets.

At each reporting period, we monitor the credit quality of the various lessees in our portfolios. Regarding the leveraged lease portfolio, external credit reports are used where available and where not available we use internally developed indicators. These indicators or internal credit risk grades factor historic loss experience, the value of the underlying collateral, delinquency trends, and industry and general economic conditions. The credit quality of our lessees varies from A to CCC+. For each reporting period, the leveraged leases within the portfolio are reviewed for indicators of impairment where it is probable the rent due according to the contractual terms of the lease will not be collected. All significant accounts, individually or in the aggregate, are current and none are classified as impaired.

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2015			2014
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$778	$7	$785	$1,095	$8	$1,103
Estimated residual value	496	2	498	600	2	602
Unearned income	(309)	(2)	(311)	(535)	(2)	(537)

Total	$965	$7	$972	$1,160	$8	$1,168

Allowance for doubtful accounts			(78)			(78)

Finance lease receivables, net			$894			$1,090

Prepaid expenses and other			$3			$4
Other assets			891			1,086

			$894			$1,090

Accumulated deferred taxes arising from leveraged leases, which are included in Deferred income taxes, amounted to $0.8 billion at December 31, 2015 and $0.9 billion at December 31, 2014.

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2015, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2016	$93	$128
2017	94	103
2018	52	82
2019	44	51
2020	72	23
Thereafter	430	12

Total	$785	$399

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $3.2 billion in 2015, $2.7 billion in 2014 and $2.6 billion in 2013, respectively.

During March 2015, we completed a transaction with American Tower pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates, with options to renew. Under this agreement, total rent payments amounted to $0.2 billion for the year ended December 31, 2015. We expect to make minimum future lease payments of approximately $2.6 billion. We continue to include the towers in Plant, property and equipment, net in our consolidated balance sheets and depreciate them accordingly. At December 31, 2015, $0.5 billion of towers were included in Plant, property and equipment, net. See Note 2 for additional information.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2015	2014
Capital leases	$421	$319
Less accumulated amortization	(221)	(171)

Total	$200	$148

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2015, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2016	$302	$2,744
2017	278	2,486
2018	187	2,211
2019	97	1,939
2020	45	1,536
Thereafter	159	7,297

Total minimum rental commitments	1,068	$18,213

Less interest and executory costs	111

Present value of minimum lease payments	957
Less current installments	271

Long-term obligation at December 31, 2015	$686